Equity, Share-Based Payment Reserve - Summary of Compensation Expense be Recognized in Future Service Period (Detail) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense be recognized in future service period	R$ 26,844
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense be recognized in future service period	15,221
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense be recognized in future service period	8,175
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense be recognized in future service period	R$ 3,448